Capital and Reserves - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026		Jun. 25, 2026	Apr. 08, 2026	Dec. 31, 2025	Jun. 30, 2025		Dec. 31, 2024
Capital and Reserves [Line Items]
Issued capital	€ 82,519	[1]		€ 10,600	€ 66,260
Number of shares outstanding	24,716,536
Par value per share			€ 2.4
Amount of offset of losses against share premium						€ 531,113
Accumulated deficit	€ (722,485)	[1]			(674,858)
Reserve of share based payments	16,110				17,495
Foreign currency translation reserve	368	[1]			(3,335)
Equity	(59,641)	[1]			(31,461)	36,138	[2]	€ 62,578
Capitalized development costs	32,871				31,393
Share premium	8,619	[1]			7,443
Additional share premium						11,859
Capital reduction reserves	542,972	[1]			542,972	542,972
Share premium						€ 531,113
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity	865				€ 865
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 56,534
Number of shares outstanding	23,552,996
Par value per share	€ 2.4
Common stock, voting rights	Class A Shares provide holders with one (1) vote per share.
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 8,521
Number of shares outstanding	355,040
Par value per share	€ 24
Common stock, voting rights	Class B Shares provide holders with ten (10) votes per share
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 17,464
Number of shares outstanding	808,500
Par value per share	€ 21.6
Common stock, voting rights	Class C Shares provide holders with nine (9) votes per share

[1]	Unaudited
[2]	Unaudited